Financial Risk Management - Schedule of balances in foreign currencies (Detail) - Foreign exchange risk [Member] - CAD ($)	Jun. 30, 2019	Jun. 30, 2018
Foreign exchange risk on currencies
Trade payables	$ 201,279	$ 79,858
Cash	24,248	41,459
Interest, taxes, and other receivables	$ 26,099	$ 14,618